THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 78.9%	Shares	Value

AUSTRALIA — 4.2%

Newcrest Mining, Ltd.	5,159,405	$81,978,464

BRAZIL — 1.8%

Centrais Eletricas Brasileiras SA	4,335,411	34,725,649

CANADA — 17.4%

Aris Mining (A)	3,001,858	10,355,513

Artemis Gold, Inc. * † (A)	5,529,365	19,698,012

Bear Creek Mining Corp. * (A)	3,625,815	2,098,288

Cameco Corp.	1,081,642	30,296,793

Dundee Corp., Cl A * (A)(B)	2,419,423	2,545,708

Equinox Gold * (A)	7,694,652	35,218,842

Fission Uranium Corp. * (A)	23,309,500	15,241,265

Gabriel Resources, Ltd. * † (A)(B)	60,679,056	9,576,943

IAMGOLD *	7,695,388	21,624,040

International Tower Hill Mines, Ltd. * (A)(B)	6,548,183	3,803,185

Ivanhoe Mines, Ltd., Cl A *	2,081,033	19,550,496

MEG Energy Corp. *	341,821	5,649,276

NexGen Energy, Ltd. *	4,111,791	19,839,689

Northern Dynasty Minerals, Ltd. (CAD) * (A)	2,873,848	615,570

Northern Dynasty Minerals, Ltd. (USD) *	15,400,762	3,388,168

Novagold Resources, Inc. *	2,955,724	18,650,619

Pan American Silver Corp.	1,395,552	25,434,697

Sabina Gold & Silver *	11,941,754	12,116,319

Sandstorm Gold	119,617	692,583

Seabridge Gold, Inc. (CAD) *	1,422,848	18,713,945

Seabridge Gold, Inc. (USD) *	1,187,564	15,628,342

Sprott, Inc.	275,177	10,884,646

Western Copper & Gold Corp. *	2,339,413	4,272,499

Wheaton Precious Metals Corp.	803,226	36,739,557

		342,634,995

CHINA — 4.4%

CGN Power (C)	164,777,000	38,501,666

China Communications Services (A)	41,952,000	15,964,402

Guangshen Railway Co., Ltd. (A)	46,838,679	8,187,604

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued	Shares	Value

CHINA — continued

Hi Sun Technology China, Ltd. *(B)	50,415,000	$5,661,912

Shanghai Electric Group Co., Ltd.	44,488,000	10,517,758

Sinopec Engineering Group, Cl H	11,534,000	5,813,914

Sinopharm Group	1,132,000	2,774,523

		87,421,779

FRANCE — 0.2%

Carrefour SA	255,418	4,858,278

HONG KONG — 3.1%

CK Hutchison Holdings, Ltd.	5,164,000	32,863,447

First Pacific	32,514,000	11,338,735

Luks Group Vietnam Holdings Co., Ltd. (A)(B)	9,255,000	1,439,980

United Laboratories International Holdings, Ltd.	1,510,000	999,686

WH Group, Ltd.	23,077,500	14,212,616

		60,854,464

JAPAN — 8.9%

Fukuda Corp. (A)	206,800	7,243,051

Icom, Inc.	286,300	5,613,464

Inpex Corp.	917,000	10,076,590

Japan Petroleum Exploration Co., Ltd.	387,200	12,551,717

Kamigumi Co., Ltd.	665,950	13,623,014

Kato Sangyo Co., Ltd.	382,300	10,624,031

KYORIN Holdings, Inc.	1,355,800	17,970,752

Medipal Holdings	441,300	5,891,789

Mitsubishi Corp.	546,100	18,286,680

Mitsui & Co., Ltd.	631,400	18,628,032

Ryosan	175,000	3,965,859

Suzuken Co., Ltd.	885,400	23,319,765

Tachi-S Co., Ltd., Cl S	372,700	3,438,968

Toho Holdings Co., Ltd.	757,600	12,373,356

West Japan Railway Co.	280,100	11,730,170

		175,337,238

KAZAKHSTAN — 3.6%

Halyk Savings Bank of Kazakhstan JSC GDR (B)	1,812,357	18,905,413

NAC Kazatomprom JSC GDR	632,466	18,583,153

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued	Shares	Value

KAZAKHSTAN — continued

NAC Kazatomprom JSC GDR (C)	1,110,803	$32,637,678

		70,126,244

LEBANON — 0.1%

Solidere ADR *(B)(D)	174,732	1,672,185

MALAYSIA — 0.3%

Genting Plantations	13,500	19,210

Oriental Holdings (B)	3,509,400	5,699,734

		5,718,944

NORWAY — 0.2%

Stolt-Nielsen, Ltd.	189,081	4,971,477

RUSSIA — 4.4%

Etalon Group GDR * (A)(B)(D)	12,510,957	2,882,525

Federal Grid Unified Energy System PJSC (B)(D)	17,511,927,373	6,534,743

Gazprom PJSC (B)(D)	25,899,221	17,463,845

Lenta International PJSC GDR *(B)(D)	6,287,850	3,853,194

LSR Group PJSC, Cl A (B)(D)	1,673,664	3,270,988

Moscow Exchange MICEX-RTS PJSC (B)(D)	14,084,614	6,506,771

Polyus PJSC GDR *(B)(D)	613,103	12,371,989

RusHydro PJSC (B)(D)	6,529,118,388	21,546,091

Sberbank of Russia PJSC (B)(D)	12,648,865	8,485,272

VTB Bank PJSC *(B)(D)	47,423,109,862	3,444,717

		86,360,135

SINGAPORE — 3.6%

First Resources, Ltd.	17,874,500	20,948,702

Golden Agri-Resources, Ltd. (A)	232,884,900	44,364,591

Yoma Strategic Holdings, Ltd. * (A)	66,818,200	6,335,625

		71,648,918

SOUTH AFRICA — 3.1%

Gold Fields, Ltd.	1,624,797	18,519,267

Harmony Gold Mining	64,096	228,270

Harmony Gold Mining ADR	6,726,959	23,611,626

Impala Platinum Holdings, Ltd.	1,635,916	18,969,813

		61,328,976

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued	Shares	Value

SOUTH KOREA — 12.3%

DL E&C Co., Ltd.	243,899	$7,578,038

GS Holdings	129,241	4,643,995

Hana Financial Group	357,008	14,182,941

Hankook Tire Worldwide Co., Ltd. *	1,356,342	14,857,551

Hyundai Department Store *	414,318	20,786,810

Korea Electric Power Corp.	966,319	15,601,447

Korea Electric Power Corp. ADR	232,125	1,861,643

Korean Reinsurance *	1,419,238	8,700,121

KT Corp.	1,884,267	53,693,429

KT Corp. ADR	1,248,935	17,872,260

LG Corp.	425,753	28,671,999

LG Uplus	4,147,528	37,507,093

Lotte Chemical *	93,045	13,433,573

LX Holdings *	52,572	377,492

PHA Co., Ltd. *	420,687	2,475,964

		242,244,356

SRI LANKA — 0.1%

Hemas Holdings PLC (A)(B)	16,019,905	2,575,571

SWITZERLAND — 0.7%

Credit Suisse Group ADR	4,064,391	14,266,012

THAILAND — 0.3%

Kasikornbank PLC	1,145,400	5,051,720

UKRAINE — 1.2%

Astarta Holding NV * (A)	659,000	3,502,507

Kernel Holding SA (A)	2,265,668	9,676,266

MHP SE (LSE Shares) GDR * (A)(B)	3,341,866	11,362,344

MHP SE (USD Shares) GDR *(B)(C)	44,627	151,732

		24,692,849

UNITED KINGDOM — 1.2%

Yellow Cake PLC * (A)(C)	4,546,254	23,423,227

UNITED STATES — 7.8%

Air Lease, Cl A	113,738	5,114,798

Hyster-Yale Materials Handling	35,420	1,148,671

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued	Shares	Value

UNITED STATES — continued

Ivanhoe Electric *	576,988	$7,645,091

Perpetua Resources * (A)	2,329,638	8,293,511

Range Resources Corp.	1,362,597	34,092,177

Royal Gold, Inc.	206,908	26,283,523

Sabre *	675,591	4,600,775

SkyWest, Inc. *	1,051,444	21,827,977

Southwestern Energy Co. *	8,103,354	44,730,514

		153,737,037

TOTAL COMMON STOCK

(Cost $1,645,987,645)		1,555,628,518

PREFERRED STOCK — 3.7%

BRAZIL —0.6%

Petroleo Brasileiro 0.000%(E)	2,466,300	12,719,448

CANADA —0.1%

Gabriel Resources, Ltd. 0.000%* (A)(B)(E)	4,960,582	782,926

Gabriel Resources, Ltd. 0.000%* (A)(B)(E)	3,471,971	547,979

		1,330,905

GERMANY —0.6%

Draegerwerk & KGaA 0.900%(A)	248,435	11,121,986

SOUTH KOREA —2.1%

Hyundai Motor Co.4.170%	141,440	9,898,860

Hyundai Motor Co., Series 2 4.170%	462,137	32,362,919

		42,261,779

UNITED STATES —0.3%

Sabre 6.500%*	54,600	5,024,838

TOTAL PREFERRED STOCK

(Cost $73,538,787)		72,458,956

UNIT TRUST FUND — 2.3%

CANADA — 2.3%

Sprott Physical Uranium Trust	3,648,303	46,777,685

TOTAL UNIT TRUST FUND

(Cost $28,224,587)		46,777,685

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2023 (Unaudited)

RIGHTS — 0.1%	Number of Rights	Value

CANADA — 0.1%

Pan American Silver Corp., Expires 02/22/29#(B)(D)	2,532,384	$1,595,402

TOTAL RIGHTS

(Cost $–)		1,595,402

CONVERTIBLE BOND — 0.0%	Face Amount

INDIA —0.0%

REI Agro, Ltd. 5.500%, 13/11/14(D)	$723,000	—

TOTAL CONVERTIBLE BOND

(Cost $723,000)		—

U.S. TREASURY OBLIGATIONS — 7.6%	Face Amount	Value

United States Treasury Bills

4.370%, 02/14/23(F)	$151,036,000	150,802,770

4.025%, 02/21/23(F)	400,000	399,022

TOTAL U.S. TREASURY OBLIGATIONS

(Cost $151,197,586)		151,201,792

SHORT TERM INVESTMENT — 0.0%	Shares

Dreyfus Treasury Securities Cash Management Fund, 3.830%(G)	5,260	5,260

TOTAL SHORT TERM INVESTMENT

(Cost $5,260)		5,260

PURCHASED OPTION — 0.3%		Value

UNITED STATES — 0.3% *

TOTAL PURCHASED OPTIONS

(Cost $10,114,604)		5,408,000

TOTAL INVESTMENTS — 92.9%

(Cost $1,909,791,469)		1,833,075,613

Other Assets and Liabilities, Net — 7.1%		139,214,490

NET ASSETS — 100.0%		$1,972,290,103

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2023 (Unaudited)

A list of the exchange traded option contracts held by the Fund at January 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 0.3%

Put Options

March 2023 Puts on SPX*	832	$54,080	$3,990	03/17/23	$5,408,000

TOTAL PURCHASED OPTIONS

(Cost $10,114,605)		$54,080			$5,408,000

#	Expiration date unavailable.
†	Restricted Equity.
*	Non-income producing security.
(A)	Affiliated investment.
(B)	Securities considered illiquid. The total value of such securities as of January 31, 2023 was $152,681,149 and represented 7.8% of Net Assets.
(C)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of January 31, 2023 was $94,714,303 and represents 4.8% of Net Assets.

(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Rate unavailable.
(F)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(G)	The rate reported is the 7-day effective yield as of January 31, 2023.

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint Stock Company

LSE — London Stock Exchange

Ltd. — Limited

PJSC — Public Joint Stock Company

PLC — Public Limited Company

USD — United States Dollar

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2023 (Unaudited)

As of January 31, 2023, the Global All Cap Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings or acquired through restructuring and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at January 31, 2023, were as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost	Market Value

Artemis Gold, Inc.	5,529,365	11/9/2020	11/9/2020	$19,012,000	$19,698,012

Gabriel Resources, Ltd.	60,679,056	5/31/2021	5/31/2021	17,344,165	9,576,943

				$36,356,165	$29,274,955

The following issuers are affiliated with the Fund; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2022 through January 31, 2023. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value as of 10/31/2022	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 1/31/2023	Dividend/ Interest Income
Aris Mining
$ —	$6,901,601	$—	$—	$—	$10,355,513	$—
Artemis Gold, Inc.
15,179,525	—	—	—	4,518,488	19,698,012	—
Astarta Holding NV
2,683,429	—	—	—	819,078	3,502,507	—
Bear Creek Mining Corp.
1,011,348	—	—	—	1,086,941	2,098,288	—
China Communications Services
10,622,392	1,137,312	—	—	4,204,698	15,964,402	—
Draegerwerk & KGaA
8,911,447	1,137,705	—	—	1,072,834	11,121,986	—
Dundee Corp., Cl A
2,184,380	—	—	—	361,328	2,545,708	—
Equinox Gold
27,125,664	4,289,155	(7,824,481)	(4,512,159)	16,140,663	35,218,842	—
Etalon Group GDR
3,265,360	—	—	—	(382,835)	2,882,525	—
Fission Uranium Corp.
12,147,939	—	—	—	3,093,326	15,241,265	—
Fukuda Corp.
6,745,217	—	—	—	497,834	7,243,051	186,593
Gabriel Resources, Ltd.
1,176,045	—	—	—	154,860	1,330,905	—
Gabriel Resources, Ltd.
8,462,598	—	—	—	1,114,345	9,576,943	—

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2023 (Unaudited)

Value as of 10/31/2022	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 1/31/2023	Dividend/ Interest Income
Golden Agri-Resources, Ltd.
$ 51,685,678	$1,371,945	$(5,512,597)	$(1,419,282)	$(1,761,153)	$44,364,591	$1,317,404
Guangshen Railway Co., Ltd.
6,086,316	—	—	—	2,101,288	8,187,604	—
Hemas Holdings PLC
2,415,039	—	—	—	160,532	2,575,571	17,444
International Tower Hill Mines, Ltd.
2,828,815	—	—	—	974,370	3,803,185	—
Kernel Holding SA
8,308,480	—	(562,277)	(1,263,862)	3,193,924	9,676,266	—
Luks Group Vietnam Holdings Co., Ltd.
1,167,243	—	—	—	272,737	1,439,980	—
MHP SE (LSE Shares) GDR
9,858,505	—	—	—	1,503,839	11,362,344	—
Northern Dynasty Minerals, Ltd. (CAD)
696,128	—	—	—	(80,558)	615,570	—
Perpetua Resources
5,474,649	—	—	—	2,818,862	8,293,511	—
Yellow Cake PLC
22,345,720	—	—	—	1,077,507	23,423,227	—
Yoma Strategic Holdings, Ltd.
3,917,710	—	—	—	2,417,915	6,335,625	—

Totals:
$ 214,299,627	$14,837,718	$(13,899,355)	$(7,195,303)	$45,360,823	$256,857,421	$1,521,441

Amounts designated as “—” are either $0 or have been rounded to $0.

KGI-QH-001-1900

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JANUARY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 72.9%	Shares	Value

AUSTRALIA — 5.5%

Newcrest Mining, Ltd.	2,187,355	$34,755,171

BRAZIL — 0.4%

Centrais Eletricas Brasileiras SA	332,360	2,662,127

CANADA — 11.6%

Cameco Corp.	473,477	13,262,091

Equinox Gold * (A)	1,310,978	6,000,418

Ivanhoe Mines, Ltd., Cl A *	856,800	8,049,303

MEG Energy Corp. *	434,346	7,178,436

Novagold Resources, Inc. *	2,006,096	12,658,466

Pan American Silver Corp.	301,776	5,500,032

Wheaton Precious Metals Corp.	446,346	20,415,866

		73,064,612

CHINA — 7.0%

Alibaba Group Holding, Ltd. *	320,000	4,399,574

Alibaba Group Holding, Ltd. ADR *	13,312	1,466,983

CGN Power (B)	55,096,000	12,873,689

China Communications Services (A)	22,094,000	8,407,645

China Shenhua Energy Co., Ltd.	990,000	3,081,493

Guangshen Railway Co., Ltd. (A)	10,844,000	1,895,578

PAX Global Technology, Ltd.	3,664,000	3,463,034

Shanghai Electric Group Co., Ltd.	12,578,000	2,973,664

Shanghai Mechanical and Electrical Industry, Cl B	4,311,615	4,574,921

Sinopharm Group	537,600	1,317,653

		44,454,234

FRANCE — 0.3%

Carrefour SA	84,514	1,607,532

GERMANY — 1.0%

BASF	111,853	6,413,116

HONG KONG — 3.9%

CK Hutchison Holdings, Ltd.	1,665,000	10,595,980

K Wah International Holdings, Ltd.	7,399,000	2,753,950

SJM Holdings, Ltd. *	7,665,443	4,347,102

1

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued	Shares	Value

HONG KONG — continued

WH Group, Ltd.	11,138,000	$6,859,500

		24,556,532

INDONESIA — 1.1%

Indofood Sukses Makmur	14,752,800	6,629,905

JAPAN — 6.6%

Inpex Corp.	628,100	6,901,970

Kamigumi Co., Ltd.	211,100	4,318,370

Medipal Holdings	255,200	3,407,171

Mitsubishi Corp.	135,400	4,533,998

Mitsui & Co., Ltd.	168,500	4,971,212

Suzuken Co., Ltd.	296,600	7,811,884

TS Tech	390,200	4,860,607

West Japan Railway Co.	115,400	4,832,780

		41,637,992

KAZAKHSTAN — 4.9%

Halyk Savings Bank of Kazakhstan JSC GDR (C)	748,907	7,812,145

NAC Kazatomprom JSC GDR	443,714	13,037,230

NAC Kazatomprom JSC GDR (B)	335,296	9,851,687

		30,701,062

NETHERLANDS — 0.5%

AerCap Holdings *	52,267	3,303,797

RUSSIA — 6.2%

Federal Grid Unified Energy System PJSC (C)(D)	3,021,385,233	1,127,459

Gazprom Neft PJSC (C)(D)	2,817,940	5,309,882

Gazprom PJSC (C)(D)	8,122,810	5,503,537

Lenta International PJSC GDR *(C)(D)	1,271,467	779,155

LSR Group PJSC, Cl A (C)(D)	510,671	998,049

Moscow Exchange MICEX-RTS PJSC (C)(D)	5,746,159	2,654,595

Polyus PJSC GDR *(C)(D)	249,258	5,029,852

RusHydro PJSC (C)(D)	991,278,397	3,315,026

Sberbank of Russia PJSC (C)(D)	8,292,394	5,562,809

VEON ADR *†	16,018,241	8,077,999

2

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued	Shares	Value

RUSSIA — continued

VTB Bank PJSC *(C)(D)	11,647,406,497	$846,043

		39,204,406

SINGAPORE — 2.3%

Golden Agri-Resources, Ltd. (A)	76,621,500	14,596,402

SOUTH AFRICA — 2.6%

Gold Fields, Ltd.	785,990	8,958,632

Harmony Gold Mining ADR	941,495	3,304,648

Impala Platinum Holdings, Ltd.	380,184	4,408,551

		16,671,831

SOUTH KOREA — 12.4%

DL E&C Co., Ltd.	157,690	4,899,490

GS Holdings	94,295	3,388,287

Hana Financial Group	45,885	1,822,884

Hyundai Mobis, Co., Ltd.	20,016	3,346,819

Korea Electric Power Corp.	328,926	5,310,587

Korea Electric Power Corp. ADR	319,396	2,561,556

KT Corp.	595,078	16,957,139

KT Corp. ADR	594,397	8,505,821

LG Corp.	159,319	10,729,212

LG Uplus	1,397,741	12,640,108

Lotte Chemical *	54,834	7,916,778

		78,078,681

UKRAINE — 0.4%

MHP SA GDR * (A)(C)	792,536	2,694,622

UNITED KINGDOM — 2.5%

Fresnillo PLC	894,457	9,085,761

Yellow Cake PLC * (A)(B)	1,253,569	6,458,643

		15,544,404

UNITED STATES — 3.7%

Royal Gold, Inc.	108,833	13,825,056

3

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued	Shares	Value

UNITED STATES — continued

Sabre *	1,392,875	$9,485,479

		23,310,535

TOTAL COMMON STOCK

(Cost $499,453,180)		459,886,961

PREFERRED STOCK — 1.6%

BRAZIL — 0.7%

Petroleo Brasileiro 0.000%(E)	881,600	4,546,675

SOUTH KOREA — 0.9%

Hyundai Motor Co., Series 2 4.170%	77,405	5,420,583

TOTAL PREFERRED STOCK

(Cost $8,302,171)		9,967,258

UNIT TRUST FUND — 0.0%

CANADA — 0.0%

Sprott Physical Uranium Trust	9,565	122,640

TOTAL UNIT TRUST FUND

(Cost $104,739)		122,640

U.S. TREASURY OBLIGATIONS — 14.6%	Face Amount

United States Treasury Bills

4.655%, 06/08/23	$27,000,000	26,565,160

4.217%, 03/09/23(F)	26,000,000	25,883,936

3.036%, 02/16/23(F)	40,023,200	39,952,055

TOTAL U.S. TREASURY OBLIGATIONS

(Cost $92,431,400)		92,401,151

SHORT TERM INVESTMENT — 1.0%	Shares

Dreyfus Treasury Securities Cash Management Fund, 3.830%(G)	6,069,959	6,069,959

TOTAL SHORT TERM INVESTMENT

(Cost $6,069,959)		6,069,959

TOTAL INVESTMENTS — 90.1%

(Cost $606,361,449)		568,447,969

Other Assets and Liabilities, Net — 9.9%		62,522,179

NET ASSETS — 100.0%		$630,970,148

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THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND JANUARY 31, 2023 (Unaudited)

*	Non-income producing security.
†	Security is currently trading and incorporated in Bermuda. Headquarters are located in Netherlands.
(A)	Affiliated investment.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of January 31, 2023 was $29,184,019 and represents 4.6% of Net Assets.

(C)	Securities considered illiquid. The total value of such securities as of January 31, 2023 was $41,633,174 and represented 6.5% of Net Assets.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Rate unavailable.
(F)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(G)	The rate reported is the 7-day effective yield as of January 31, 2023.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint Stock Company

Ltd. — Limited

PJSC — Public Joint Stock Company

PLC — Public Limited Company

The following issuers are affiliated with the Fund; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2022 through January 31, 2023. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value as of 10/31/2022	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 1/31/2023	Dividend/ Interest Income
China Communications Services
$ 2,983,555	$3,973,554	$(606,205)	$(115,579)	$2,172,320	$8,407,645	$—
Equinox Gold
1,476,188	3,110,880	—	—	1,413,350	6,000,418	—
Golden Agri-Resources, Ltd.
12,651,076	2,856,335	—	—	(911,009)	14,596,402	360,572
Guangshen Railway Co., Ltd.
1,409,092	—	—	—	486,486	1,895,578	—
MHP SA GDR
2,337,981	—	—	—	356,641	2,694,622	—
Yellow Cake PLC
6,161,535	—	—	—	297,108	6,458,643	—

Totals:
$ 27,019,427	$9,940,769	$(606,205)	$(115,579)	$3,814,896	$40,053,308	$360,572

Amounts designated as “—” are either $0 or rounded to $0.

KGI-QH-002-1600

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